NOTES PAYABLE - Schedule of Notes Payable (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Note payable - related party, net	$ 519,750	$ 561,750
Notes Payable Related Party
Debt	519,750	561,750
Less: debt discount		(50,918)
Note payable - related party, net	$ 519,750	$ 510,832